GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Balance Sheet (Details) (USD $)	Mar. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 11,162,000	$ 27,194,000	$ 20,197,000	$ 11,700,000	$ 17,498,000	$ 17,063,000
Accounts receivable, net	136,553,000	115,052,000		109,515,000
Inventories:
Raw materials	51,626,000	39,952,000		41,909,000
Work in process	25,205,000	20,931,000		24,286,000
Finished goods	45,879,000	39,409,000		38,610,000
Total inventory	122,710,000	100,292,000		104,805,000
Prepaid expenses and other current assets	16,061,000	15,384,000		13,272,000
Deferred income taxes	5,224,000	5,172,000		5,675,000
Total current assets	291,710,000	263,094,000		244,967,000
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,737,000	3,737,000		3,737,000
Buildings and improvements	38,422,000	37,941,000		36,588,000
Machinery and equipment	299,242,000	293,275,000		272,120,000
Total property and equipment	341,401,000	334,953,000		312,445,000
Less accumulated depreciation	(241,050,000)	(235,848,000)		(212,600,000)
Total property and equipment, net	100,351,000	99,105,000		99,845,000
Other Assets:
Intangible assets, net	90,153,000	94,356,000		121,148,000
Goodwill	392,224,000	392,455,000		391,467,000
Deferred income taxes	2,871,000	2,981,000		3,121,000
Intercompany note receivable	0	0		0
Other	28,807,000	29,859,000		32,364,000
Total other assets	514,055,000	519,651,000		548,100,000
Total Assets	906,116,000	881,850,000		892,912,000
Accounts Payable, Current	79,582,000	67,797,000		50,090,000
Current Liabilities:
Accrued expenses	79,918,000	93,918,000		90,881,000
Total current liabilities	159,500,000	161,715,000		140,971,000
Deferred income taxes	13,002,000	10,049,000		9,865,000
Intercompany note payable	0	0		0
Other long-term liabilities	60,719,000	60,644,000		57,728,000
Long-term debt	1,016,256,000	964,384,000		961,670,000
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	311,490,000	311,034,000		309,331,000
(Accumulated deficit) retained earnings	(647,747,000)	(619,640,000)		(580,585,000)
Accumulated other comprehensive loss	(7,104,000)	(6,336,000)		(6,068,000)	1,223,000	324,000
Total stockholder’s deficit	(343,361,000)	(314,942,000)		(277,322,000)	(173,088,000)	(313,482,000)
Total Liabilities and Stockholder's Deficit	906,116,000	881,850,000		892,912,000
Guarantor Ply Gem Holdings, Inc. [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	(343,361,000)	(314,942,000)		(277,322,000)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	0	0		0
Total Assets	(343,361,000)	(314,942,000)		(277,322,000)
Accounts Payable, Current	0	0		0
Current Liabilities:
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	311,490,000	311,034,000		309,331,000
(Accumulated deficit) retained earnings	(647,747,000)	(619,640,000)		(580,585,000)
Accumulated other comprehensive loss	(7,104,000)	(6,336,000)		(6,068,000)
Total stockholder’s deficit	(343,361,000)	(314,942,000)		(277,322,000)
Total Liabilities and Stockholder's Deficit	(343,361,000)	(314,942,000)		(277,322,000)
Issuer Ply Gem Industries, Inc. [Member]
Current Assets:
Cash and cash equivalents	13,441,000	23,332,000	17,777,000	8,578,000	12,172,000	7,341,000
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	881,000	12,000		422,000
Deferred income taxes	0	0		0
Total current assets	14,322,000	23,344,000		9,000,000
Investments in subsidiaries	(195,017,000)	(212,065,000)		(164,863,000)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	2,498,000	2,145,000		1,335,000
Total property and equipment	2,498,000	2,145,000		1,335,000
Less accumulated depreciation	(995,000)	(932,000)		(762,000)
Total property and equipment, net	1,503,000	1,213,000		573,000
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	856,739,000	856,739,000		856,739,000
Other	26,116,000	27,142,000		30,235,000
Total other assets	882,855,000	883,881,000		886,974,000
Total Assets	703,663,000	696,373,000		731,684,000
Accounts Payable, Current	344,000	254,000		720,000
Current Liabilities:
Accrued expenses	20,425,000	32,744,000		36,987,000
Total current liabilities	20,769,000	32,998,000		37,707,000
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	9,999,000	13,933,000		9,629,000
Long-term debt	1,016,256,000	964,384,000		961,670,000
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	311,490,000	311,034,000		309,331,000
(Accumulated deficit) retained earnings	(647,747,000)	(619,640,000)		(580,585,000)
Accumulated other comprehensive loss	(7,104,000)	(6,336,000)		(6,068,000)
Total stockholder’s deficit	(343,361,000)	(314,942,000)		(277,322,000)
Total Liabilities and Stockholder's Deficit	703,663,000	696,373,000		731,684,000
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	(6,185,000)	(4,307,000)	20,000	(3,408,000)	(1,117,000)	2,592,000
Accounts receivable, net	128,107,000	107,961,000		102,052,000
Inventories:
Raw materials	46,542,000	35,074,000		37,024,000
Work in process	24,535,000	20,220,000		23,619,000
Finished goods	42,769,000	35,927,000		36,282,000
Total inventory	113,846,000	91,221,000		96,925,000
Prepaid expenses and other current assets	12,760,000	13,844,000		9,893,000
Deferred income taxes	5,166,000	5,161,000		5,666,000
Total current assets	253,694,000	213,880,000		211,128,000
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,565,000	3,565,000		3,565,000
Buildings and improvements	36,838,000	36,320,000		35,280,000
Machinery and equipment	287,492,000	281,885,000		262,349,000
Total property and equipment	327,895,000	321,770,000		301,194,000
Less accumulated depreciation	(233,601,000)	(228,596,000)		(206,585,000)
Total property and equipment, net	94,294,000	93,174,000		94,609,000
Other Assets:
Intangible assets, net	90,153,000	94,356,000		121,148,000
Goodwill	383,042,000	383,042,000		382,165,000
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	2,691,000	2,717,000		2,129,000
Total other assets	475,886,000	480,115,000		505,442,000
Total Assets	823,874,000	787,169,000		811,179,000
Accounts Payable, Current	75,052,000	63,110,000		44,652,000
Current Liabilities:
Accrued expenses	56,413,000	58,547,000		50,790,000
Total current liabilities	131,465,000	121,657,000		95,442,000
Deferred income taxes	13,002,000	10,049,000		9,865,000
Intercompany note payable	856,739,000	856,739,000		856,739,000
Other long-term liabilities	49,823,000	45,811,000		47,240,000
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	453,289,000	407,525,000		421,277,000
(Accumulated deficit) retained earnings	(680,444,000)	(654,612,000)		(619,384,000)
Accumulated other comprehensive loss	0	0		0
Total stockholder’s deficit	(227,155,000)	(247,087,000)		(198,107,000)
Total Liabilities and Stockholder's Deficit	823,874,000	787,169,000		811,179,000
Non-Guarantor Subsidiary [Member]
Current Assets:
Cash and cash equivalents	3,906,000	8,169,000	2,400,000	6,530,000	6,443,000	7,130,000
Accounts receivable, net	8,446,000	7,091,000		7,463,000
Inventories:
Raw materials	5,084,000	4,878,000		4,885,000
Work in process	670,000	711,000		667,000
Finished goods	3,110,000	3,482,000		2,328,000
Total inventory	8,864,000	9,071,000		7,880,000
Prepaid expenses and other current assets	2,420,000	1,528,000		2,957,000
Deferred income taxes	58,000	11,000		9,000
Total current assets	23,694,000	25,870,000		24,839,000
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	172,000	172,000		172,000
Buildings and improvements	1,584,000	1,621,000		1,308,000
Machinery and equipment	9,252,000	9,245,000		8,436,000
Total property and equipment	11,008,000	11,038,000		9,916,000
Less accumulated depreciation	(6,454,000)	(6,320,000)		(5,253,000)
Total property and equipment, net	4,554,000	4,718,000		4,663,000
Other Assets:
Intangible assets, net	0	0		0
Goodwill	9,182,000	9,413,000		9,302,000
Deferred income taxes	2,871,000	2,981,000		3,121,000
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	12,053,000	12,394,000		12,423,000
Total Assets	40,301,000	42,982,000		41,925,000
Accounts Payable, Current	4,186,000	4,433,000		4,718,000
Current Liabilities:
Accrued expenses	3,080,000	2,627,000		3,104,000
Total current liabilities	7,266,000	7,060,000		7,822,000
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	897,000	900,000		859,000
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	5,763,000	5,737,000		6,562,000
(Accumulated deficit) retained earnings	21,258,000	23,400,000		21,630,000
Accumulated other comprehensive loss	5,117,000	5,885,000		5,052,000
Total stockholder’s deficit	32,138,000	35,022,000		33,244,000
Total Liabilities and Stockholder's Deficit	40,301,000	42,982,000		41,925,000
Consolidating Adjustments [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials		0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	538,378,000	527,007,000		442,185,000
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(856,739,000)	(856,739,000)		(856,739,000)
Other	0	0		0
Total other assets	(856,739,000)	(856,739,000)		(856,739,000)
Total Assets	(318,361,000)	(329,732,000)		(414,554,000)
Accounts Payable, Current	0	0		0
Current Liabilities:
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	(856,739,000)	(856,739,000)		(856,739,000)
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	(770,542,000)	(724,296,000)		(737,170,000)
(Accumulated deficit) retained earnings	1,306,933,000	1,250,852,000		1,178,339,000
Accumulated other comprehensive loss	1,987,000	451,000		1,016,000
Total stockholder’s deficit	538,378,000	527,007,000		442,185,000
Total Liabilities and Stockholder's Deficit	$ (318,361,000)	$ (329,732,000)		$ (414,554,000)